Subsequent Events (Details Narrative) (10-K) - USD ($)														1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 14, 2021	Apr. 04, 2021	Apr. 03, 2021	Apr. 01, 2021	Mar. 19, 2021	Mar. 12, 2021	Mar. 03, 2021	Feb. 15, 2021	Feb. 15, 2021	Jan. 15, 2021	Jan. 14, 2021	Jan. 08, 2021	Feb. 25, 2020	Feb. 28, 2021	Jan. 31, 2021	May 24, 2021	Mar. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 31, 2020
Share price																	$ 0.0001		$ 0.09
Warrants exercise per share																					$ 0.20
Debt conversion of shares																			3,448,025
Issuance of shares for services, shares																	150,000
Common stock, par value																	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Warrants issued																					57,000,000
Warrants exercised																	15,450,693
Issuance of common stock value																	$ 2,970,621		$ 1,031,670
Warrants [Member]
Issuance of common stock shares																	14,559,800
Debt conversion of shares																	57,683,607
Issuance of shares for services, shares																			100,000
Issuance of common stock value																	$ 2,919,975
Leonite Capital LLC [Member]
Issuance of common stock shares													450,000				450,000		450,000
Warrants exercise per share													$ 0.10
Warrants issued													900,000
Warrant term													5 years
Issuance of common stock value																	$ 123,390		$ 123,390
Consultant [Member]
Issuance of common stock shares																				1,500,000
Share price																			$ 0.07	$ 0.02
Issuance of shares for services, shares																			2,413,022	2,778,629
Issuance of common stock value																				$ 30,000
Advisory Agreement [Member]
Issuance of common stock shares											250,000
Common stock, par value											$ 0.0001
Private Placement Agreements [Member]
Issuance of common stock shares																			9,060,000
Reg-A Public Offering[Member]
Issuance of common stock shares																			9,961,301
Share price																			$ 0.10
Issuance of common stock value																			$ 996,301
Subsequent Event [Member]
Issuance of common stock shares				1,240,111										12,284,800		60,650		1,850,000
Share price												$ 0.10						$ 0.09
Warrants exercise per share			$ 0.20											$ 0.20			$ 0.20
Issuance of shares for services, shares		67,000										3,000,000
Warrants issued											250,000						45,840,121
Warrants exercised			26,000											12,284,800
Issuance of common stock value														$ 2,455,960		$ 12,130
Subsequent Event [Member] | Leonite Capital LLC [Member]
Issuance of common stock shares					790,243													4,092,431
Share price																		$ 0.09
Warrants exercised					790,243
Cashless exercise of warrants					900,000
Subsequent Event [Member] | Advisory Agreement [Member]
Issuance of common stock shares											150,000
Warrants exercise per share											$ 0.20
Monthly payment											$ 5,000
Warrants issued											100,000
Warrant term											5 years
Subsequent Event [Member] | Consulting Service Agreement [Member]
Issuance of common stock shares										2,000,000
Share price										$ 0.13
Subsequent Event [Member] | Advertising and Promotion Agreement [Member]
Advertising and promotion expenses									$ 10,000
Subsequent Event [Member] | Service Agreement [Member]
Issuance of common stock shares						200,000
Subsequent Event [Member] | Service Agreement [Member] | Consultant [Member]
Issuance of common stock shares								5,000,000
Share price								$ 0.23	$ 0.23
Subsequent Event [Member] | Consulting Agreement [Member]
Issuance of common stock shares	1,500,000
Share price	$ 0.10
Warrant term	18 months
Subsequent Event [Member] | Consulting Agreement [Member] | Third Party [Member]
Issuance of common stock shares							200,000
Issuance of common stock value							$ 20,000
Subsequent Event [Member] | Private Placement Agreements [Member]
Issuance of common stock shares																		11,368,800
Share price																		$ 0.10
Debt conversion of shares																		1
Subsequent Event [Member] | Private Placement Agreements [Member] | Warrants [Member]
Issuance of common stock shares																		11,368,800
Warrants exercise per share																		$ 0.20
Subsequent Event [Member] | Reg-A Public Offering[Member]
Issuance of common stock shares														30,033,199	30,033,199
Share price														$ 0.10	$ 0.10
Warrants exercise per share														$ 0.20	$ 0.20
Debt conversion of shares														1	1